SHARE-BASED PAYMENTS - Fair value of employee share options (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares
Fair value of employee share options
Risk-free interest rate, minimum	2.32%	1.49%	2.13%
Risk-free interest rate, maximum	2.41%	2.45%	2.27%
Expected volatility, minimum	40.50%	37.50%	37.80%
Expected volatility, maximum	44.10%	37.80%	38.00%
Suboptimal exercise factor	2.20	2.20	2.20
Minimum
Fair value of employee share options
Fair market value per ordinary share	$ 5.08	$ 5.17	$ 2.51
Maximum
Fair value of employee share options
Fair market value per ordinary share	$ 11.24	$ 5.53	$ 3.78